Other Assets and Liabilities (Details of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other Assets and Other Liabilities [Line Items]
Loan, transfer from held-for-sale to held-in-portfolio	¥ 186,640	¥ 0	¥ 0
Other assets	8,082,090	8,234,429
Other liabilities	¥ 7,171,197	6,608,355
Other financial assets [Member]
Other Assets and Other Liabilities [Line Items]
Other assets		68,966
Other financial liabilities [Member]
Other Assets and Other Liabilities [Line Items]
Other liabilities		¥ 131,210